COMMITMENTS	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS
18.	COMMITMENTS

	December 31, 2013	December 31, 2012
Capital expenditure—authorized
Kloof	178.7	229.5
Driefontein	134.1	171.5
Beatrix	93.3	104.8
Other	0.6	0.8

	406.7	506.6

Capital expenditure—contracted for	27.7	59.7
Other guarantees	0.4	0.5

All the contracted capital expenditure as at December 31, 2013 and 2012 relates to obligations within the next 12 months. This expenditure primarily relates to hostel upgrades, mining activity and infrastructure.

Commitments will be funded from internal cash resources and to the extent necessary from borrowings.

Refer to note 11 for details relating to debt guaranteed by Sibanye.